Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 15,251	¥ 13,267	¥ 3,533
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received or receivable from associates and joint ventures	9,803	4,715	4,517
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	721	489	1,687
Investments in associates and joint ventures that were disposed of, gain (loss)	(24)	(4)	(5)
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	2,324	1,418	2,468
Share of other comprehensive income accounted for using equity method	¥ 386	¥ 622	¥ 3,631